Business Acquisition - Schedule of Purchase Consideration and Net Assets Acquired (Details) $ in Millions	Apr. 01, 2026 USD ($)
Peak Maritime Management AS | Bruton Limited
Business Combination [Line Items]
Noncontrolling interest, ownership percentage	36.00%
Peak Maritime Management AS | 2020 Bulkers Ltd
Business Combination [Line Items]
Noncontrolling interest, ownership percentage	10.00%
Peak Maritime Management AS
Business Combination [Line Items]
Cash purchase price of additional, percentage	40.00%
Fair value of previously held 40% equity interest	$ 0.3
Fair value of non-controlling interest	0.4
Purchase consideration - cash	0.1
Total assumed purchase consideration	0.8
Cash	0.1
Trade receivables	0.9
Prepaid expenses and other current assets	0.3
Customer relationships	0.5
Trade payables	(0.1)
Accrued expenses	(0.9)
Asset acquired	$ 0.8
Business combination ownership acquired, percentage	14.00%